Business and Basis of Presentation (Cost Of Reinsurance) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance prior to transition	$ 12,664,445	$ 11,660,527		$ 10,878,087
Unwinding amounts related to unrealized investment gains and losses and other activity		(223,185)		53,125
Amounts related to unrealized investment gains and losses after transition	12,458,184	11,419,340
Balance after transition	$ 206,261	$ 241,187
Variable / Universal Life | Other liabilities
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance prior to transition			$ 437,315
Amounts related to unrealized investment gains and losses after transition			191,098
Balance after transition			628,413
Variable / Universal Life | As Previously Reported | Other liabilities
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance prior to transition				$ 602,294
Variable / Universal Life | Unwinding amounts related to unrealized investment gains and losses | Other liabilities
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Unwinding amounts related to unrealized investment gains and losses and other activity			(246,899)
Variable / Universal Life | Balance prior to transition, excluding amounts related to unrealized investment gains and losses | Other liabilities
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance prior to transition			355,395
Variable / Universal Life | Impact from updates to certain universal life contract liabilities | Other liabilities
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Unwinding amounts related to unrealized investment gains and losses and other activity			$ 81,920